INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 11. INCOME TAXES

The income tax provision consists of the following for the years ended December 31, 2025 and 2024:

	2025	2024
Federal
Current	$-	$-
Deferred	-	-
State and local
Current	-	-
Deferred	-	-
Foreign
Current	-	1,013
Deferred	-	-
Income tax provision / (benefit)	$-	$1,013

Below is a reconciliation of the statutory tax rate to the Company’s effective tax rate for the year ended December 31, 2025.

	2025
	Amount	%
Pretax book income (loss)	$(24,480,848)	100.0
Statutory federal income tax	$(5,140,978)	21.0
Research tax credits	(48,657)	0.2
Change in valuation allowance	2,828,659	(11.5)
Non-taxable or non-deductible items:
Non-deductible transaction costs	3,171,730	(13.0)
Change in derivative liability	(810,787)	3.3
Meals and entertainment	33	-
Income tax expense	$-	-

	2024
	Amount	%
Pretax book income (loss)	$(1,308,859)	100.0
Statutory federal income tax	-	-
Minimum tax liability	1,013	0.08
Income tax expense	$1,013	0.08

The Company’s deferred tax assets are as follows at December 31, 2025 and 2024:

	2025	2024
Deferred tax assets:
Net operating loss carryforward	$3,250,617	$-
Research tax credit carryforward	48,657	-
Total deferred tax assets	3,299,274	-
Less: Valuation allowance	(3,299,274)	-
Net deferred tax assets	$-	$-

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2025, the valuation allowance increased by $3,299,274, due to increases in the net operating loss carryforward and research tax credit carryforward as a result of being taxed for the first time in 2025. The Company will continue to assess the realizability of the deferred tax assets at each reporting date based upon actual and forecasted operating results.

As of December 31, 2025 the Company had U.S. federal and state net operating loss carryforwards of $13,238,106 with an indefinite carryforward period.

The Company files income tax returns with the United States and Utah. Examinations by the United States and state tax authorities may include questioning the timing and amount of deductions, the nexus of income among various state and local tax jurisdictions and compliance with federal and state tax laws. As of December 31, 2025, the 2025 inception year is subject to examination for U.S. federal and state purposes.

For the year ended December 31, 2025 the Company has not recognized any amount of interest and penalties in its consolidated statements of operations.